DISTRIBUTIONS DISTRIBUTIONS (Tables)	6 Months Ended
Jun. 30, 2021
Distributions [Abstract]
Disclosure of dividends [Table Text Block]
The following table outlines distributions made to each class of partnership units, including BIPC exchangeable shares and Exchange LP units that are exchangeable into limited partner units.

	For the three-month period ended June 30
	2021		2020
US$ MILLIONS EXCEPT PER UNIT INFORMATION	Total	Per Unit	Total	Per Unit(2)
Limited Partners	$151	$0.51	$143	$0.485
General Partner(1)	50		47
Non-controlling interest attributable to:
Redeemable Partnership Units held by Brookfield	62	0.51	58	0.485
BIPC exchangeable shares	23	0.51	22	0.485
Exchange LP Units	1	0.51	1	0.485
Preferred unitholders	18	0.27	12	0.24
Total Distributions	$305		$283

	For the six-month period ended June 30
	2021		2020
US$ MILLIONS EXCEPT PER UNIT INFORMATION	Total	Per Unit	Total	Per Unit(2)
Limited Partners	$302	$1.02	$301	$0.970
General Partner(1)	100		93
Non-controlling interest attributable to:
Redeemable Partnership Units held by Brookfield	124	1.02	123	0.970
BIPC exchangeable shares	46	1.02	22	0.970
Exchange LP Units	2	1.02	2	0.970
Preferred unitholders	34	0.52	24	0.48
Total Distributions	$608		$565
1.Distributions to the General Partner include $50 million and $100 million of incentive distributions for the three and six-month periods ended June 30, 2021, respectively.
2.Our partnership paid a distribution of $0.5375 per unit in March 2020. On March 31, 2020, our partnership completed the previously announced creation of BIPC with a special distribution of BIPC exchangeable shares. The special distribution resulted in the issuance of approximately 46.3 million BIPC exchangeable shares. Per unit disclosures for the six-month period ended June 30, 2020 have been retroactively adjusted for the impact of the special distribution. Refer to Note 2, Summary of Accounting Policies, for further details.